Related Parties	12 Months Ended
Dec. 31, 2019
Related Party [Abstract]
Related Parties	RELATED PARTIES
Balances and transactions between the Company and its subsidiaries, which are related parties of the Company, have been eliminated on consolidation and are not disclosed separately in this note.

Transactions with key management personnel and directors are noted in the table below.

	Years Ended December 31
	2019	2018
Short-term employee benefits	$6,202	$8,703
Share-based compensation	9,188	10,985
Termination payments	2,208	3,025
Total compensation for key management personnel	$17,598	$22,713